Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)
................ 27,890 $ 8,367,279
HEICO Corp. ...................... 16,575 4,000,210
HEICO Corp. , Class A ................. 30,080 5,718,509
Howmet Aerospace, Inc. ............... 158,985 15,214,864
Huntington Ingalls Industries, Inc. ......... 9,571 2,679,689
Textron, Inc. ....................... 35,848 3,330,279
39,310,830
Automobile Components — 0.2%
Aptiv plc
(a)
......................... 52,605 3,650,261
Banks — 0.5%
First Citizens BancShares, Inc. , Class A ..... 4,859 10,144,086
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 11,257 513,207
Brown-Forman Corp. , Class B, NVS ....... 68,983 3,115,272
Celsius Holdings, Inc.
(a) (b)
............... 62,217 2,913,622
Constellation Brands, Inc. , Class A ........ 33,927 8,317,543
Keurig Dr Pepper, Inc. ................ 151,430 5,191,021
20,050,665
Biotechnology — 2.3%
(a)
Alnylam Pharmaceuticals, Inc. ........... 48,996 11,634,590
BioMarin Pharmaceutical, Inc. ........... 73,498 6,198,086
Exact Sciences Corp. ................. 71,807 3,280,144
Incyte Corp. ....................... 34,728 2,259,751
Moderna, Inc. ...................... 56,703 6,760,132
Natera, Inc. ........................ 47,724 4,886,460
Neurocrine Biosciences, Inc. ............ 39,212 5,551,243
Sarepta Therapeutics, Inc. .............. 35,612 5,065,451
45,635,857
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a) (b)
.............. 305,143 6,331,717
eBay, Inc. ......................... 72,873 4,052,468
10,384,185
Building Products — 2.8%
A O Smith Corp. .................... 33,607 2,857,939
Advanced Drainage Systems, Inc. ........ 27,585 4,883,648
Allegion plc ........................ 20,190 2,762,194
Builders FirstSource, Inc.
(a)
............. 22,612 3,784,571
Carlisle Cos., Inc. ................... 18,604 7,787,262
Carrier Global Corp. .................. 191,864 13,067,857
Johnson Controls International plc ........ 155,978 11,158,666
Lennox International, Inc. .............. 12,431 7,253,489
Masco Corp. ....................... 37,206 2,896,487
56,452,113
Capital Markets — 4.7%
Ameriprise Financial, Inc. .............. 26,004 11,183,540
Ares Management Corp. , Class A ......... 71,864 11,009,565
Coinbase Global, Inc. , Class A
(a) (b)
......... 77,054 17,287,836
FactSet Research Systems, Inc. .......... 14,852 6,135,213
Interactive Brokers Group, Inc. , Class A ..... 41,550 4,955,669
LPL Financial Holdings, Inc. ............. 29,139 6,454,871
Morningstar, Inc. .................... 10,411 3,307,054
MSCI, Inc. ........................ 30,921 16,720,840
Nasdaq, Inc. ....................... 60,502 4,094,775
Raymond James Financial, Inc. .......... 44,644 5,178,704
Robinhood Markets, Inc. , Class A
(a)
........ 200,267 4,119,492
Tradeweb Markets, Inc. , Class A .......... 45,309 5,060,109
95,507,668
Security
Shares
Shares Value
Chemicals — 1.7%
Albemarle Corp. .................... 24,083 $ 2,255,855
Celanese Corp. ..................... 23,885 3,371,368
Corteva, Inc. ....................... 122,253 6,858,393
Dow, Inc. ......................... 115,746 6,304,685
DuPont de Nemours, Inc. .............. 76,686 6,418,618
PPG Industries, Inc. .................. 36,532 4,638,833
RPM International, Inc. ................ 33,477 4,066,116
Westlake Corp. ..................... 5,607 829,051
34,742,919
Commercial Services & Supplies — 1.9%
Clean Harbors, Inc.
(a)
................. 19,911 4,753,353
Copart, Inc.
(a)
...................... 341,123 17,850,967
Rollins, Inc. ........................ 114,855 5,502,703
Tetra Tech, Inc. ..................... 20,726 4,419,612
Veralto Corp. ....................... 54,673 5,825,955
38,352,590
Communications Equipment — 0.1%
F5, Inc.
(a)
......................... 9,451 1,924,602
Construction & Engineering — 1.5%
AECOM .......................... 32,556 2,949,899
Comfort Systems USA, Inc. ............. 13,930 4,630,611
EMCOR Group, Inc. .................. 18,385 6,902,464
Quanta Services, Inc. ................. 56,723 15,053,150
29,536,124
Construction Materials — 1.4%
Martin Marietta Materials, Inc. ........... 24,140 14,323,469
Vulcan Materials Co. ................. 51,877 14,240,755
28,564,224
Consumer Finance — 0.4%
Discover Financial Services ............. 55,606 8,006,708
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 21,424 1,884,455
Casey's General Stores, Inc. ............ 10,150 3,936,576
Dollar Tree, Inc.
(a)
.................... 35,885 3,744,241
Performance Food Group Co.
(a)
.......... 60,569 4,179,261
Sysco Corp. ....................... 194,629 14,918,313
US Foods Holding Corp.
(a)
.............. 45,831 2,492,748
31,155,594
Containers & Packaging — 0.5%
Avery Dennison Corp. ................. 15,941 3,456,487
Ball Corp. ......................... 70,826 4,520,823
Crown Holdings, Inc. ................. 17,241 1,529,277
9,506,587
Distributors — 0.3%
Genuine Parts Co. ................... 23,105 3,398,977
Pool Corp. ........................ 7,184 2,687,103
6,086,080
Diversified Consumer Services — 0.1%
Service Corp. International ............. 31,091 2,484,482
Electric Utilities — 0.4%
NRG Energy, Inc. .................... 28,254 2,123,853
PG&E Corp. ....................... 350,233 6,391,752
8,515,605
Electrical Equipment — 3.2%
AMETEK, Inc. ...................... 90,052 15,622,221
GE Vernova, Inc.
(a)
................... 55,514 9,894,815
Hubbell, Inc. ....................... 20,894 8,266,711
nVent Electric plc .................... 64,516 4,685,797

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Regal Rexnord Corp. ................. 14,597 $ 2,345,446
Rockwell Automation, Inc. .............. 44,832 12,492,437
Vertiv Holdings Co. , Class A ............ 141,180 11,110,866
64,418,293
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 52,320 11,411,515
Flex Ltd.
(a)
......................... 52,627 1,691,958
Jabil, Inc. ......................... 25,907 2,918,942
Keysight Technologies, Inc.
(a)
............ 30,678 4,281,729
TE Connectivity Ltd. .................. 63,306 9,770,015
Teledyne Technologies, Inc.
(a)
............ 9,942 4,194,132
Trimble, Inc.
(a)
...................... 63,736 3,476,161
Zebra Technologies Corp. , Class A
(a)
....... 15,153 5,321,582
43,066,034
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A ............. 196,627 7,613,397
Halliburton Co. ..................... 187,275 6,494,697
14,108,094
Entertainment — 2.0%
Electronic Arts, Inc. .................. 67,423 10,176,828
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 8,882 657,001
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 80,093 6,477,121
Live Nation Entertainment, Inc.
(a) (b)
........ 57,879 5,567,381
ROBLOX Corp. , Class A
(a) (b)
............. 204,283 8,481,830
Take-Two Interactive Software, Inc.
(a)
....... 61,737 9,293,271
40,653,432
Financial Services — 1.4%
Block, Inc. , Class A
(a)
................. 216,205 13,378,765
Corpay, Inc.
(a)
...................... 20,336 5,934,452
Global Payments, Inc. ................ 39,587 4,023,623
Jack Henry & Associates, Inc. ........... 28,413 4,872,261
28,209,101
Food Products — 0.9%
Hershey Co. (The) ................... 31,834 6,286,578
Hormel Foods Corp. .................. 36,797 1,181,552
Lamb Weston Holdings, Inc. ............ 56,617 3,398,152
McCormick & Co., Inc. (Non-Voting) , NVS ... 52,578 4,049,032
Tyson Foods, Inc. , Class A ............. 54,232 3,302,729
18,218,043
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc. ......... 19,892 3,444,300
Old Dominion Freight Line, Inc. .......... 74,228 15,601,241
Saia, Inc.
(a)
........................ 10,358 4,328,090
U-Haul Holding Co. , NVS .............. 16,523 1,053,011
U-Haul Holding Co.
(a)
................. 1,251 83,554
XPO, Inc.
(a) (b)
....................... 30,275 3,478,295
27,988,491
Health Care Equipment & Supplies — 4.4%
Align Technology, Inc.
(a)
................ 19,062 4,420,097
Cooper Cos., Inc. (The)
(a)
.............. 55,381 5,168,709
Dexcom, Inc.
(a)
..................... 155,111 10,519,628
Edwards Lifesciences Corp.
(a)
........... 235,218 14,830,495
GE HealthCare Technologies, Inc. ........ 69,450 5,877,553
IDEXX Laboratories, Inc.
(a)
.............. 32,210 15,335,825
Insulet Corp.
(a)
...................... 27,223 5,290,790
ResMed, Inc. ...................... 57,449 12,250,999
STERIS plc ........................ 38,588 9,213,271
Teleflex, Inc. ....................... 6,892 1,522,581
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ........... 40,280 $ 4,485,178
88,915,126
Health Care Providers & Services — 0.8%
Cencora, Inc. ...................... 36,364 8,650,268
DaVita, Inc.
(a) (b)
..................... 9,533 1,302,399
Molina Healthcare, Inc.
(a)
............... 12,808 4,370,986
Universal Health Services, Inc. , Class B .... 10,642 2,274,834
16,598,487
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 17,826 2,090,812
Ventas, Inc. ....................... 54,839 2,985,435
5,076,247
Health Care Technology — 0.5%
Veeva Systems, Inc. , Class A
(a)
.......... 57,764 11,086,644
Hotels, Restaurants & Leisure — 4.6%
Churchill Downs, Inc. ................. 27,445 3,940,004
Darden Restaurants, Inc. .............. 23,391 3,421,869
Domino's Pizza, Inc. .................. 13,541 5,805,027
DoorDash, Inc. , Class A
(a)
.............. 119,931 13,278,760
DraftKings, Inc. , Class A
(a)
.............. 102,583 3,790,442
Expedia Group, Inc.
(a)
................. 25,338 3,234,902
Hilton Worldwide Holdings, Inc. .......... 95,767 20,558,302
Las Vegas Sands Corp. ............... 158,691 6,295,272
MGM Resorts International
(a)
............ 41,907 1,800,744
Royal Caribbean Cruises Ltd.
(a)
.......... 63,765 9,993,251
Wingstop, Inc. ...................... 11,496 4,298,125
Wynn Resorts Ltd. ................... 37,578 3,112,210
Yum! Brands, Inc. ................... 109,588 14,556,574
94,085,482
Household Durables — 0.8%
Garmin Ltd. ........................ 38,936 6,667,790
PulteGroup, Inc. .................... 34,842 4,599,144
Toll Brothers, Inc. .................... 14,800 2,112,108
TopBuild Corp.
(a)
.................... 7,271 3,479,464
16,858,506
Household Products — 1.0%
Church & Dwight Co., Inc. .............. 96,290 9,437,383
Clorox Co. (The) .................... 30,709 4,051,438
Kimberly-Clark Corp. ................. 46,636 6,298,192
19,787,013
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ....................... 79,336 6,284,998
Insurance — 2.6%
Allstate Corp. (The) .................. 42,843 7,331,294
American Financial Group, Inc. .......... 11,015 1,442,525
Arch Capital Group Ltd.
(a)
.............. 47,026 4,504,150
Brown & Brown, Inc. .................. 95,543 9,499,841
Cincinnati Financial Corp. .............. 23,294 3,042,662
Erie Indemnity Co. , Class A, NVS ......... 9,845 4,343,122
Markel Group, Inc.
(a)
.................. 3,131 5,131,239
Travelers Cos., Inc. (The) .............. 38,405 8,312,378
Willis Towers Watson plc ............... 19,828 5,597,048
WR Berkley Corp. ................... 70,510 3,887,216
53,091,475
Interactive Media & Services — 0.5%
(a)
Pinterest, Inc. , Class A ................ 130,592 4,172,414
Snap, Inc. , Class A, NVS ............... 422,225 5,624,037
9,796,451

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 3.0%
(a)
Akamai Technologies, Inc. .............. 26,767 $ 2,630,661
Cloudflare, Inc. , Class A ............... 117,552 9,110,280
EPAM Systems, Inc. .................. 11,328 2,436,993
Gartner, Inc. ....................... 29,945 15,008,135
GoDaddy, Inc. , Class A ................ 52,286 7,604,999
MongoDB, Inc. , Class A
(b)
.............. 27,720 6,995,419
Okta, Inc. , Class A ................... 62,825 5,901,780
Twilio, Inc. , Class A .................. 65,780 3,889,571
VeriSign, Inc. ...................... 33,749 6,311,400
59,889,238
Life Sciences Tools & Services — 4.1%
Agilent Technologies, Inc. .............. 114,234 16,152,688
Avantor, Inc.
(a) (b)
..................... 155,549 4,160,936
Bio-Techne Corp. .................... 61,696 5,033,777
Bruker Corp. ....................... 36,919 2,529,321
Charles River Laboratories International, Inc.
(a)
12,780 3,119,598
Illumina, Inc.
(a)
...................... 61,937 7,593,476
IQVIA Holdings, Inc.
(a)
................. 45,533 11,211,590
Medpace Holdings, Inc.
(a)
.............. 9,821 3,756,729
Mettler-Toledo International, Inc.
(a)
........ 8,346 12,694,516
Revvity, Inc.
(b)
...................... 20,764 2,608,166
Waters Corp.
(a)
..................... 14,700 4,943,316
West Pharmaceutical Services, Inc. ....... 28,469 8,716,354
82,520,467
Machinery — 5.1%
Cummins, Inc. ...................... 36,003 10,505,675
Dover Corp. ....................... 37,467 6,903,669
Fortive Corp. ....................... 96,409 6,926,987
Graco, Inc. ........................ 65,941 5,608,282
IDEX Corp. ........................ 29,498 6,149,743
Ingersoll Rand, Inc. .................. 157,884 15,851,554
Lincoln Electric Holdings, Inc. ........... 22,297 4,580,027
Nordson Corp. ...................... 19,959 4,996,336
Otis Worldwide Corp. ................. 95,333 9,008,969
Pentair plc ........................ 47,035 4,132,965
Snap-on, Inc. ...................... 7,039 2,020,404
Stanley Black & Decker, Inc. ............ 27,834 2,939,827
Westinghouse Air Brake Technologies Corp. .. 68,520 11,041,998
Xylem, Inc. ........................ 94,157 12,569,960
103,236,396
Media — 0.8%
Trade Desk, Inc. (The) , Class A
(a)
......... 174,119 15,649,816
Metals & Mining — 0.6%
Newmont Corp. ..................... 254,200 12,473,594
Multi-Utilities — 0.5%
CMS Energy Corp. ................... 40,787 2,642,997
Dominion Energy, Inc. ................. 142,156 7,599,660
10,242,657
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc. ................. 27,176 4,963,425
Coterra Energy, Inc. .................. 117,222 3,024,328
EQT Corp. ........................ 142,057 4,902,387
Hess Corp. ........................ 108,758 16,685,652
Targa Resources Corp. ................ 36,015 4,872,109
Texas Pacific Land Corp. ............... 7,559 6,386,599
40,834,500
Passenger Airlines — 0.4%
Delta Air Lines, Inc. .................. 113,083 4,864,831
Southwest Airlines Co. ................ 102,144 2,751,759
7,616,590
Security
Shares
Shares Value
Personal Care Products — 0.5%
Coty, Inc. , Class A
(a) (b)
................. 113,097 $ 1,125,315
Estee Lauder Cos., Inc. (The) , Class A ..... 90,639 9,028,551
10,153,866
Professional Services — 4.0%
Booz Allen Hamilton Holding Corp. ........ 38,266 5,483,901
Broadridge Financial Solutions, Inc. ....... 45,794 9,799,916
Dayforce, Inc.
(a) (b)
.................... 60,845 3,606,892
Equifax, Inc. ....................... 48,124 13,444,402
Jacobs Solutions, Inc. ................. 32,589 4,769,400
Leidos Holdings, Inc. ................. 21,335 3,080,774
Paychex, Inc. ...................... 126,538 16,199,395
Paycom Software, Inc. ................ 19,822 3,306,111
TransUnion ........................ 75,624 6,825,822
Verisk Analytics, Inc. .................. 55,759 14,594,918
81,111,531
Real Estate Management & Development — 1.0%
(a)
CBRE Group, Inc. , Class A ............. 72,982 8,225,801
CoStar Group, Inc. ................... 159,115 12,414,152
20,639,953
Residential REITs — 2.1%
American Homes 4 Rent , Class A ......... 125,194 4,518,251
AvalonBay Communities, Inc. ........... 27,202 5,574,234
Camden Property Trust ................ 18,469 2,045,442
Equity LifeStyle Properties, Inc. .......... 43,703 3,001,522
Equity Residential ................... 54,151 3,770,534
Essex Property Trust, Inc. .............. 11,854 3,299,679
Invitation Homes, Inc. ................. 223,617 7,886,972
Mid-America Apartment Communities, Inc. ... 16,992 2,374,972
Sun Communities, Inc. ................ 48,441 6,138,928
UDR, Inc. ......................... 72,309 2,897,422
41,507,956
Retail REITs — 0.6%
Kimco Realty Corp. .................. 189,168 4,110,620
Realty Income Corp. .................. 113,956 6,544,493
Regency Centers Corp. ............... 25,470 1,715,150
12,370,263
Semiconductors & Semiconductor Equipment — 2.7%
Astera Labs, Inc.
(a) (b)
.................. 9,783 428,887
Enphase Energy, Inc.
(a) (b)
............... 53,275 6,132,485
Entegris, Inc. ....................... 35,969 4,254,773
First Solar, Inc.
(a) (b)
................... 39,743 8,584,090
Microchip Technology, Inc. .............. 88,599 7,865,819
Monolithic Power Systems, Inc. .......... 18,166 15,678,893
ON Semiconductor Corp.
(a)
............. 61,108 4,781,701
Qorvo, Inc.
(a)
....................... 21,631 2,591,394
Teradyne, Inc. ...................... 29,642 3,887,845
54,205,887
Software — 10.1%
ANSYS, Inc.
(a)
...................... 33,963 10,651,816
AppLovin Corp. , Class A
(a)
.............. 81,574 6,289,355
Aspen Technology, Inc.
(a) (b)
.............. 10,555 1,983,812
Atlassian Corp. , Class A
(a)
.............. 61,692 10,892,957
Autodesk, Inc.
(a)
..................... 83,489 20,665,197
Bentley Systems, Inc. , Class B ........... 52,310 2,549,589
Datadog, Inc. , Class A
(a)
............... 115,235 13,417,964
DocuSign, Inc.
(a)
.................... 79,257 4,397,178
Dynatrace, Inc.
(a)
.................... 107,921 4,739,890
Fair Isaac Corp.
(a)
.................... 9,614 15,382,400
Fortinet, Inc.
(a)
...................... 254,194 14,753,420
Gen Digital, Inc. ..................... 117,858 3,063,130
HubSpot, Inc.
(a)
..................... 19,897 9,889,406

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Manhattan Associates, Inc.
(a)
............ 23,927 $ 6,110,477
MicroStrategy, Inc. , Class A
(a) (b)
........... 3,638 5,873,333
Nutanix, Inc. , Class A
(a)
................ 94,953 4,796,076
Palantir Technologies, Inc. , Class A
(a)
...... 778,452 20,932,574
Procore Technologies, Inc.
(a)
............ 33,476 2,377,800
PTC, Inc.
(a)
........................ 46,573 8,283,008
Tyler Technologies, Inc.
(a)
.............. 16,397 9,315,300
Unity Software, Inc.
(a) (b)
................ 116,057 1,898,693
Workday, Inc. , Class A
(a)
............... 82,758 18,795,997
Zscaler, Inc.
(a)
...................... 35,901 6,438,844
203,498,216
Specialized REITs — 2.1%
Digital Realty Trust, Inc. ............... 92,313 13,799,871
Extra Space Storage, Inc. .............. 29,178 4,657,392
Iron Mountain, Inc. ................... 57,456 5,892,687
Public Storage ...................... 29,693 8,786,753
SBA Communications Corp. ............ 42,137 9,250,757
42,387,460
Specialty Retail — 3.5%
AutoZone, Inc.
(a)
.................... 6,752 21,158,675
Burlington Stores, Inc.
(a)
............... 24,836 6,465,308
CarMax, Inc.
(a) (b)
..................... 33,018 2,788,040
Dick's Sporting Goods, Inc. ............. 10,346 2,238,357
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 41,539 4,070,822
Ross Stores, Inc. .................... 129,696 18,576,358
Tractor Supply Co. ................... 30,044 7,911,186
Ulta Beauty, Inc.
(a)
................... 9,042 3,299,335
Williams-Sonoma, Inc. ................ 30,938 4,785,490
71,293,571
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc. , Class C .......... 44,827 5,095,933
NetApp, Inc. ....................... 42,143 5,351,318
Pure Storage, Inc. , Class A
(a)
............ 119,937 7,187,825
Super Micro Computer, Inc.
(a)
............ 19,497 13,680,070
31,315,146
Textiles, Apparel & Luxury Goods — 1.0%
(a)
Deckers Outdoor Corp. ................ 10,030 9,253,979
Lululemon Athletica, Inc. ............... 43,279 11,194,546
20,448,525
Trading Companies & Distributors — 2.6%
Core & Main, Inc. , Class A
(a)
............. 70,710 3,780,864
Fastenal Co. ....................... 223,247 15,794,725
United Rentals, Inc. .................. 12,414 9,398,639
Watsco, Inc. ....................... 13,580 6,647,274
WW Grainger, Inc. ................... 17,432 17,027,752
52,649,254
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 37,918 5,398,007
Essential Utilities, Inc. ................. 31,657 1,286,857
6,684,864
Total Long-Term Investments — 99 .7%
(Cost: $ 1,723,941,487 ) ............................ 2,018,982,847
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 58,389,162 $ 58,412,518
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 4,941,178 4,941,178
Total Short-Term Securities — 3 .2%
(Cost: $ 63,321,487 ) ............................... 63,353,696
Total Investments — 102 .9%
(Cost: $ 1,787,262,974 ) ............................ 2,082,336,543
Liabilities in Excess of Other Assets — (2.9) % ............. (57,733,378)
Net Assets — 100.0% ...............................
$ 2,024,603,165
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,454,705 $ — $ (3,044,568)
(a)
$ (3,100) $ 5,481 $ 58,412,518 58,389,162 $ 65,230
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,090,773 850,405
(a)
— — — 4,941,178 4,941,178 61,937 —
$ (3,100) $ 5,481 $ 63,353,696 $ 127,167 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 5 09/20/24 $ 1,951 $ (49,675)
Russell 2000 E-Mini Index .................................................... 28 09/20/24 3,182 285,640
$ 235,965

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,018,982,847 $ — $ — $ 2,018,982,847
Short-Term Securities
Money Market Funds ...................................... 63,353,696 — — 63,353,696
$ 2,082,336,543 $ — $ — $ 2,082,336,543
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 285,640 $ — $ — $ 285,640
Liabilities
Equity contracts ........................................... (49,675) — — (49,675)
$ 235,965 $ — $ — $ 235,965
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust